Total
Advisor | Secured Options Portfolio
Secured Options Portfolio (Advisor Shares)
Investment Objective
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Advisor Secured Options Portfolio Advisor Shares
Management Fees	0.55%
Other Expenses	0.32%	[1]
Total Annual Portfolio Operating Expenses	0.87%
[1]	(includes 0.20% shareholder servicing fees payable to Glenmede Trust)

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Advisor | Secured Options Portfolio | Advisor Shares | USD ($)	89	278	482	1,073

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange-traded funds (“ETFs”), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the S&P 500® Index. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored American Depositary Receipts (“ADRs”) listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.

Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Secured Options Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 13.43% (for the quarter ended December 31, 2011) and the lowest quarterly return was -11.62% (for the quarter ended December 31, 2018).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Advisor - Secured Options Portfolio		Past 1 Year	Past 5 Years	Since Inception	Inception Date
Advisor Shares		18.45%	6.27%	9.20%	Jun. 30, 2010
Advisor Shares | Return After Taxes on Distributions		15.93%	4.60%	7.27%	Jun. 30, 2010
Advisor Shares | Return After Taxes on Distributions and Sale of Fund Shares		11.80%	4.44%	6.91%	Jun. 30, 2010
CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)		13.43%	6.07%	8.70%	Jun. 30, 2010
CBOE S&P 500® BuyWrite Index (reflects no deduction for fees, expenses or taxes)	[1]	15.68%	7.00%	8.54%	Jun. 30, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]	31.49%	11.70%	15.15%	Jun. 30, 2010
[1]	Effective as of February 28, 2020, the Portfolio’s benchmark changed from the CBOE S&P 500® BuyWrite Index to the CBOE S&P 500® PutWrite Index as the Advisor believes that, given the Portfolio’s investment strategy, the CBOE S&P 500® PutWrite Index provides a more appropriate basis for performance comparison because it has characteristics more similar to the Portfolio’s investment style than the CBOE S&P 500® BuyWrite Index.
[2]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.